The Advisors' Inner Circle Fund
P.O. Box 419009
Kansas City, MO 64141-6009


PORTFOLIOS:
White Oak Growth Stock Fund
Pin Oak Aggressive Stock Fund


INVESTMENT ADVISER:
Oak Associates, ltd.


DISTRIBUTOR:
SEI Investments Distribution Co.


ADMINISTRATOR:
SEI Fund Resources


LEGAL COUNSEL:
Morgan, Lewis & Bockius LLP


INDEPENDENT PUBLIC ACCOUNTANTS:
Arthur Andersen LLP



[GRAPHIC OF TREE]

OAK ASSOCIATES, LTD.




To open an account, receive account information, make inquiries or request literature, call toll free:


1-888-4OAK-FUND
(1-888-462-5386)



OAK-F-021-06

--------------------------------------------------------------------------------
                                                              SEMI-ANNUAL REPORT
                                                                  APRIL 30, 1997
                                [GRAPHIC OF TREE]
--------------------------------------------------------------------------------
                                WHITE OAK GROWTH
                                   STOCK FUND


--------------------------------------------------------------------------------
                               PIN OAK AGGRESSIVE
                                   STOCK FUND






                                   ADVISED BY
                              OAK ASSOCIATES, LTD.

                   INVESTMENT ADVISER'S REPORT TO SHAREHOLDERS
                                 APRIL 30, 1997

Dear Shareholder:

I am pleased to present you with the 1997 semi-annual report for the White Oak Growth Stock Fund and Pin Oak Aggressive Stock Fund. Enclosed you will find the information on the holdings of each of the portfolios, along with Financial Highlights and the Statement of Changes in Net Assets.

Although the past few months have seen swings in the stock market, the long term investors have been rewarded nicely. We are especially pleased with the track record of the White Oak Growth Stock Fund. For the three year period ending March 31, 1997, White Oak was ranked #1 of 465 growth funds for performance by Lipper Analytical Services.(1) White Oak has also received favorable media coverage in such publications as KIPLINGER'S, BUSINESS WEEK, CONSUMER REPORTS and FORTUNE.

The performance of the Pin Oak Aggressive Stock Fund has been disappointing, reflecting weakness in the small to mid-capitalization sectors of the markets during the past year and a half. While disappointed, we remain confident in the fundamental growth prospects of the fund's holdings, and are focused on the long term.

Detailed performance information on each of the funds is shown below.
                                                                       SINCE
                                  1 YEAR            3 YEARS          INCEPTION
                                  --------------------------------------------

Pin Oak Aggressive Stock Fund     -12.08%           10.49%            10.54%

White Oak Growth Stock Fund        23.34%           30.56%            20.88%

Standard & Poor's 500 Index        25.11%           24.12%            17.28%

      (All figures for annualized periods ending April 30, 1997. The Fund's inception date is August 3, 1992.)

You may notice some administrative changes in the upcoming months. We will be changing to a new toll-free telephone number for the funds, away from the existing number that we share with other Advisors' Inner Circle Funds, and will be enhancing our monthly statements to incorporate the funds' Oak tree logo.

Falling interest rates, solid earnings growth, and an increasingly productive U.S. economy support our enthusiasm for the U.S. stock market.

We appreciate the confidence you have placed in our firm and look to the future with great optimism.

Kindest Regards,



/S/ SIGNATURE
James D. Oeschlager
Portfolio Manager

(1) For the one year period ending March 31, 1997, White Oak was ranked #31 of 738 growth funds for performance by Lipper Analytical Services.

STATEMENT OF NET ASSETS                          THE ADVISORS' INNER CIRCLE FUND
April 30, 1997                                                         Unaudited
                                                 Market
PIN OAK AGGRESSIVE                                Value
STOCK FUND                           Shares       (000)
-------------------------------------------------------

COMMON STOCK (97.1%)
COMPUTER COMMUNICATIONS EQUIPMENT (15.9%)
   3Com*                             34,000   $     986
   Cisco Systems*                    42,400       2,194
   Xylan*                            55,300         823
                                               --------
                                                  4,003
                                               --------
COMPUTER-AIDED DESIGN  SOFTWARE (13.6%)
   Parametric Technology*            32,000       1,448
   Synopsys*                         62,029       1,977
                                               --------
                                                  3,425
                                               --------
COMPUTERS & SERVICES (2.8%)
   ARI Network Services*             20,000          22
   International Network Services*   30,000         615
   Objective Systems Integrator*     15,000          68
                                               --------
                                                    705
                                               --------
COMPUTERS - HARDWARE (10.1%)
   Compaq Computer*                  13,700       1,170
   Sun Microsystems*                 47,300       1,363
                                               --------
                                                  2,533
                                               --------
BANKS (2.0%)
   MBNA                              15,000         495
                                               --------
INSURANCE (2.9%)
   Mutual Risk Management Limited    19,866         730
                                               --------
MANAGED HEALTH CARE SERVICES (5.8%)
   Express Scripts*                  40,000       1,470
                                               --------
SEMI-CONDUCTORS/ ELECTRONICS (21.3%)
   Atmel*                            42,400       1,055
   Linear Technology                 30,500       1,533
   Maxim Integrated Products*        29,700       1,570
   Xilinx*                           24,300       1,191
                                               --------
                                                  5,349
                                               --------
SEMI-CONDUCTORS CAPITAL
   EQUIPMENT MANUFACTURING (7.7%)
   Applied Materials*                35,500       1,948
                                               --------
TELECOMMUNICATIONS EQUIPMENT (15.0%)
   Ascend Communications*            18,000         823
   Aspect Telecommunications*        53,900         957
   Cascade Communications*           34,000       1,071
   U.S. Robotics*                    18,500         937
                                               --------
                                                  3,788
                                               --------

                                      Face       Market
                                     Amount       Value
                                      (000)       (000)
-------------------------------------------------------
TOTAL COMMON STOCK
   (Cost $19,353)                               $24,446
                                               --------

REPURCHASE AGREEMENT (4.7%)
   Lehman Brothers
     4.92%, dated 04/30/97, matures
     05/01/97, repurchase price
     $1,185,195 (collateralized by
     U.S. Treasury Bond, par value $959,445,
     10.75%, matures 08/15/05: market value
     $1,216,792)                     $1,185       1,185
                                               --------
TOTAL REPURCHASE AGREEMENT
   (Cost $1,185)                                  1,185
                                               --------
TOTAL INVESTMENTS (101.8% )
   (Cost $20,538)                                25,631
                                               --------
OTHER ASSETS AND LIABILITIES, NET (-1.8%)          (465)
                                               --------

NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 1,565,430 outstanding
     shares of beneficial interest               21,699
   Net investment loss                              (97)
   Accumulated net realized loss on investments  (1,529)
   Net unrealized appreciation on investments     5,093
                                               --------
TOTAL NET ASSETS (100.0%)                       $25,166
                                               ========
   Net Asset Value, Offering and
     Redemption Price Per Share                  $16.08
                                               ========

* NON-INCOME PRODUCING SECURITY
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS                          THE ADVISORS' INNER CIRCLE FUND
April 30, 1997                                                         Unaudited

                                                 Market
WHITE OAK GROWTH                                  Value
STOCK FUND                           Shares       (000)
-------------------------------------------------------

COMMON STOCK (95.2%)
BANKS (16.9%)
   Banker's Trust New York           40,500  $    3,296
   Citicorp                          47,350       5,333
   MBNA                             180,000       5,940
   NationsBank                       97,000       5,856
                                               --------
                                                 20,425
                                               --------
COMPUTER COMMUNICATIONS EQUIPMENT (11.4%)
   3Com*                            175,200       5,081
   Bay Networks*                     91,000       1,615
   Cisco Systems*                   137,300       7,105
                                               --------
                                                 13,801
                                               --------
COMPUTER-AIDED DESIGN SOFTWARE (5.0%)
   Parametric Technology*           135,200       6,118
                                               --------
COMPUTER HARDWARE (13.8%)
   Compaq Computer*                  69,400       5,925
   Hewlett Packard                  103,000       5,407
   Sun Microsystems*                186,100       5,362
                                               --------
                                                 16,694
                                               --------
CONGLOMERATES (0.5%)
   General Electric                   5,300         588
                                               --------
FINANCIAL SERVICES (4.5%)
   First Data                       157,500       5,434
                                               --------
INSURANCE (5.4%)
   American International Group      44,075       5,664
   General Re                         4,900         819
                                               --------
                                                  6,483
                                               --------
PHARMACEUTICALS (8.8%)
   American Home Products            11,000         729
   Merck                             54,800       4,959
   Pfizer                            52,100       5,002
                                               --------
                                                 10,690
                                               --------
PREPACKAGED SOFTWARE (6.7%)
   Microsoft*                        18,600       2,260
   Oracle Systems*                  146,900       5,839
                                               --------
                                                  8,099
                                               --------
SECURITIES BROKER (4.3%)
   Morgan Stanley Group              81,500       5,145
                                               --------

                                   Shares/Face   Market
                                     Amount       Value
                                      (000)       (000)
-------------------------------------------------------
SEMI-CONDUCTOR CAPITAL
   EQUIPMENT MANUFACTURING (5.0%)
   Applied Materials*               110,300  $    6,053
                                               --------
SEMI-CONDUCTORS/ ELECTRONICS (12.9%)
   Intel                             40,400       6,186
   Linear Technology                113,100       5,683
   Motorola                          65,250       3,736
                                               --------
                                                 15,605
                                               --------
TOTAL COMMON STOCK
   (Cost $106,557)                              115,135
                                               --------

REPURCHASE AGREEMENT (6.1%)
   Lehman Brothers
     5.33%, dated 04/30/97, matures
     05/01/97, repurchase price
     $7,397,217 (collateralized
     by various U.S. Treasury Notes,
     total par value $7,342,000,
     5.50%-8.00%, 08/15/97-05/15/01:
     total market value $7,544,473)  $7,396       7,396
                                               --------
TOTAL REPURCHASE AGREEMENT
   (Cost $7,396)                                  7,396
                                               --------
TOTAL INVESTMENTS (101.3% )
   (Cost $113,953)                              122,531
                                               --------
OTHER ASSETS AND LIABILITIES, NET (-1.3%)        (1,599)
                                               --------

NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 5,014,045 outstanding
     shares of beneficial interest              112,366
   Distributions in excess of net
     investment income                              (12)
   Net unrealized appreciation on investments     8,578
                                               --------
TOTAL NET ASSETS (100.0%)                      $120,932
                                               ========
   Net Asset Value, Offering and Redemption
     Price Per Share                             $24.12
                                               ========

* NON-INCOME PRODUCING SECURITY
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
3

STATEMENT OF OPERATIONS                          THE ADVISORS' INNER CIRCLE FUND
For the six month period ended April 30, 1997                          Unaudited

                                                                                        PIN OAK         WHITE OAK
                                                                                   AGGRESSIVE STOCK   GROWTH STOCK
                                                                                         FUND             FUND
                                                                                     -------------     ----------
                                                                                         (000)            (000)
------------------------------------------------------------------------------------------------------------------
Investment Income:
   Dividends ...................................................................    $        7         $   249
   Interest ....................................................................            25             165
------------------------------------------------------------------------------------------------------------------
     Total Investment Income....................................................            32             414
------------------------------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees ....................................................            98             253
   Investment Advisory Fee Waiver ..............................................           (41)            (55)
   Administrator Fees ..........................................................            27              68
   Custodian Fees ..............................................................             2               2
   Transfer Agent Fees .........................................................            16              24
   Professional Fees ...........................................................             7              11
   Trustee Fees ................................................................             2               4
   Registration Fees ...........................................................            12              15
   Printing ....................................................................             5               8
   Insurance and Other Fees ....................................................             1               2
------------------------------------------------------------------------------------------------------------------
     Total Expenses ............................................................           129             332
------------------------------------------------------------------------------------------------------------------
       Net Investment Income (Loss) ............................................           (97)             82
------------------------------------------------------------------------------------------------------------------
   Net Realized Loss on Securities Sold ........................................          (225)             --
   Net Unrealized Appreciation (Depreciation) of Investment Securities .........        (1,950)          1,339
------------------------------------------------------------------------------------------------------------------
     Net Realized and Unrealized Gain (Loss) on Investments ....................        (2,175)          1,339
------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting From Operations .............       $(2,272)         $1,421
==================================================================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS              THE ADVISORS' INNER CIRCLE FUND

For the six month period ended April 30, 1997 (Unaudited) and the year ended October 31.

                                                                      PIN OAK                     WHITE OAK
                                                                 AGGRESSIVE STOCK               GROWTH STOCK
                                                                       FUND                         FUND
                                                             -------------------------    --------------------------
                                                              11/01/96      11/01/95       11/01/96       11/01/95
                                                             TO 4/30/97    TO 10/31/96    TO 4/30/97     TO 10/31/96
                                                                (000)         (000)          (000)          (000)
---------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income (Loss) .......................       $   (97)       $  (120)      $     82       $    37
   Net Realized Gain (Loss) on Securities Sold ........          (225)          (492)            --           272
   Net Unrealized Appreciation (Depreciation) of
     Investment Securities ............................        (1,950)           546          1,339         3,054
---------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets Resulting
       From Operations ................................        (2,272)           (66)         1,421         3,363
---------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders:
   Net Investment Income ..............................            --             --            (93)          (41)
   Realized Net Gains...................................           --             --           (108)           --
---------------------------------------------------------------------------------------------------------------------
     Total Distributions ..............................            --             --           (201)          (41)
---------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Shares Issued ......................................         9,034         11,945        102,034        13,907
   Shares Issued in Lieu of Cash Distributions ........            --             --            196            40
   Shares Redeemed ....................................        (5,334)        (3,793)        (8,627)       (1,655)
---------------------------------------------------------------------------------------------------------------------
     Increase in Net Assets From Capital Share
       Transactions ...................................         3,700          8,152         93,603        12,292
---------------------------------------------------------------------------------------------------------------------
         Total Increase in Net Assets..................         1,428          8,086         94,823        15,614
---------------------------------------------------------------------------------------------------------------------
Net Assets:
     Beginning of Period ..............................        23,738         15,652         26,109        10,495
---------------------------------------------------------------------------------------------------------------------
     End of Period ....................................       $25,166        $23,738       $120,932       $26,109
---------------------------------------------------------------------------------------------------------------------
(1) Share Issued and Redeemed:
    Issued .............................................          489            707          4,176           697
    Issued in Lieu of Cash Distributions ...............           --             --              8             2
    Redeemed ...........................................         (314)          (220)          (364)          (86)
---------------------------------------------------------------------------------------------------------------------
    Net Increase in Share Transactions ..................         175            487          3,820           613
---------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                            THE ADVISORS' INNER CIRCLE FUND

For the six month period ended April 30, 1997 (Unaudited) and the periods ended October 31,

For a Share Outstanding Throughout each Period






                                                                                                                         RATIO
          NET                 REALIZED AND                                  NET                NET                       OF NET
         ASSET       NET       UNREALIZED   DISTRIBUTIONS  DISTRIBUTIONS   ASSET             ASSETS       RATIO          INCOME
         VALUE    INVESTMENT    GAINS OR      FROM NET         FROM        VALUE               END     OF EXPENSES       (LOSS)
       BEGINNING   INCOME     (LOSSES) ON    INVESTMENT      CAPITA L       END     TOTAL   OF PERIOD   TO AVERAGE     TO AVERAGE
       OF PERIOD   (LOSS)      SECURITIES      INCOME         GAINS      OF PERIOD  RETURN    (000)     NET ASSETS     NET ASSETS
       ---------  ----------  -----------   -------------  ------------- ---------  ------  ---------   ----------     ----------
------------------------------
PIN OAK AGGRESSIVE STOCK FUND
------------------------------
1997    $17.08      (0.06)       (0.94)          --             --        $16.08    (5.85)%+ $25,166      0.98%*        (0.73)%*
1996    $17.32      (0.09)       (0.15)          --             --        $17.08    (1.39)%  $23,738      0.96%         (0.62)%
1995    $11.60      (0.08)        5.80           --             --        $17.32    49.31%   $15,652      0.98%         (0.70)%
1994    $12.62      (0.06)       (0.96)          --             --        $11.60    (8.08)%  $ 9,624      0.96%         (0.62)%
1993    $10.28      (0.05)        2.39           --             --        $12.62    22.76%   $ 9,079      0.98%         (0.48)%
1992(1) $10.00        --          0.28           --             --        $10.28    11.57%+  $ 4,127      1.00%*         0.03%*

----------------------------
WHITE OAK GROWTH STOCK FUND
----------------------------
1997    $21.88       0.03         2.31         (0.03)         (0.07)      $24.12    10.70%+ $120,932      0.97%*         0.24%*
1996    $18.08       0.05         3.80         (0.05)           --        $21.88    21.33%  $ 26,109      0.95%          0.23%
1995    $11.92       0.04         6.15         (0.03)           --        $18.08    52.07%  $ 10,495      0.97%          0.29%
1994    $10.64       0.02         1.28         (0.02)           --        $11.92    12.24%  $  5,942      0.97%          0.19%
1993    $10.33       0.05         0.32         (0.06)           --        $10.64     3.59%  $  5,539      0.97%          0.54%
1992(1) $10.00       0.02         0.33         (0.02)           --        $10.33    14.30%+ $  3,195      1.00%*         0.74%*


                      RATIO
                      OF NET
           RATIO      INCOME
        OF EXPENSES  (LOSS) TO
         TO AVERAGE   AVERAGE
         NET ASSETS  NET ASSETS  PORTFOLIO  AVERAGE
         (EXCLUDING  (EXCLUDING  TURNOVER  COMMISSION
          WAIVERS)    WAIVERS)     RATE     RATE (2)
        -----------  ----------  --------- ----------
------------------------------
PIN OAK AGGRESSIVE STOCK FUND
------------------------------
1997        1.29%*     (1.04)%*   12.28%    $0.0600
1996        1.47%      (1.13)%    31.65%    $0.0617
1995        1.65%      (1.37)%    49.28%      n/a
1994        1.74%      (1.40)%    48.88%      n/a
1993        2.07%      (1.57)%    68.32%      n/a
1992(1)     4.06%*     (3.03)%*    4.00%      n/a

----------------------------
WHITE OAK GROWTH STOCK FUND
----------------------------
1997        1.13%*      0.08%*      --      $0.0600
1996        1.50%      (0.32)%     8.07%    $0.0599
1995        2.06%      (0.80)%    22.43%      n/a
1994        2.24%      (1.08)%    37.42%      n/a
1993        2.71%      (1.20)%    27.48%      n/a
1992(1)     4.78%*     (3.04)%*     --        n/a

Amounts designated as "--" are either $0 or have been rounded to $0.
*   Annualized
+   Total return is for the period indicated and has not been annualized.
(1) The Pin Oak Aggressive Stock Fund and the White Oak Growth Stock Fund commenced operations on August 3, 1992.
(2) Average commission rate paid per share for the security purchases and sales made during the period. Presentation of the rate is only required for fiscal years beginning after September 1, 1995.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
April 30, 1997                                                         Unaudited


1.  ORGANIZATION:
THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under a Declaration of Trust dated July 18, 1991. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company with nine portfolios. The financial statements included herein are those of the Pin Oak Aggressive Stock Fund and the White Oak Growth Stock Fund (the "Funds"). The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies.

2.  SIGNIFICANT ACCOUNTING POLICIES:
The following is a summary of the significant accounting policies followed by the Funds.

     SECURITY VALUATION -- Investments in equity securities which are traded on a national exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value.

     FEDERAL INCOME TAXES -- It is each Fund's intention to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended.
     Accordingly, no provisions for Federal income taxes are required.

     SECURITY TRANSACTIONS AND RELATED INCOME-- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period.

     NET ASSET VALUE PER SHARE -- The net asset value per share of each Fund is calculated on each business day by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding.

     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

     EXPENSES -- Expenses that are directly related to one of the Funds are charged to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative daily net assets.


     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and paid to Shareholders on a quarterly basis. Any net realized capital gains on sales of securities are distributed to Shareholders at least annually. Distributions from net investment income and net realized capital gains are determined in accordance with the U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differ-

NOTES TO FINANCIAL STATEMENTS (CONTINUED)        THE ADVISORS' INNER CIRCLE FUND
April 30, 1997                                                         Unaudited

     ences are permanent, they are charged or credited to paid-in capital in the period that the difference arises. These reclassifications have no effect on net assets or net asset value.

     USE OF ESTIMATES --The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  TRANSACTIONS WITH AFFILIATES:
Certain officers of the Trust are also officers of SEI Fund Resources (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. ADMINISTRATION, SHAREHOLDER SERVICING AND DISTRIBUTION AGREEMENTS:
The Trust and the Administrator are parties to an Administration Agreement dated November 14, 1991, as amended and restated on May 17, 1994, under which the Administrator provides management and administrative services for an annual fee of .20% of the average daily net assets of each of the Funds. There is a minimum annual fee of $50,000 per Fund.

DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend distributing agent for the Funds under a transfer agency agreement with the Trust.

The Trust and the Distributor are parties to a Distribution Agreement dated November 14, 1991, as amended and restated on August 8, 1994. The Distributor receives no fees for its distribution services under this agreement.

5.  INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:
The Trust and Oak Associates, Ltd. (the "Adviser") are parties to an Investment Advisory Agreement dated July 20, 1992 under which the Adviser receives an annual fee equal to .74% of the average daily net assets of each Fund. The Adviser has voluntarily agreed to waive all or a portion of its fees (and to reimburse the Funds' expenses) in order to limit operating expenses to not more than 1.00% of the average daily net assets of each of the Funds. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

CoreStates Bank, N.A. acts as custodian (the "Custodian") for the Funds. Fees of the Custodian are being paid on the basis of the net assets of the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

6.  INVESTMENT TRANSACTIONS:
The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six months ended April 30, 1997 are as follows:

                                PIN OAK      WHITE OAK
                               AGGRESSIVE     GROWTH
                               STOCK FUND   STOCK FUND
                                  (000)        (000)
                               ----------   -----------
Purchases
     Government                   $   --    $     --
     Other                         6,387      89,268
Sales
     Government                   $   --    $     --
     Other                         3,175          --

At April 30,1997, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Funds at April 30,1997, are as follows:

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)        THE ADVISORS' INNER CIRCLE FUND
April 30, 1997                                                         Unaudited

                                PIN OAK      WHITE OAK
                               AGGRESSIVE     GROWTH
                               STOCK FUND   STOCK FUND
                                  (000)        (000)
                               ----------   ----------
Aggregate gross unrealized
     appreciation                 $8,477       $15,821

Aggregate gross unrealized
     depreciation                 (3,384)       (7,243)
                                  ------       -------
Net unrealized appreciation       $5,093       $ 8,578
                                  ======       =======

7.  CAPITAL LOSS CARRYFORWARDS:
The capital loss carryforwards at October 31, 1996 for federal income tax purposes are as follows:

Pin Oak Aggressive
    Stock Fund        $   17,985 expiring in 2000
                         288,322 expiring in 2001
                         153,978 expiring in 2002
                         351,788 expiring in 2003
                         492,382 expiring in 2004
                      ----------
                      $1,304,455

The capital loss carryforwards will be used to offset future net realized gains, if any, and such gains so offset will not be distributed.

                                     NOTES